Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt [Abstract]
Debt Disclosure

Facility	2017	2016
(a) Credit Facilities	250,104	344,564
(b) Term Bank Loans	1,512,978	1,421,479

Total	1,763,082	1,766,043
Less deferred finance costs, net	(11,213)	(12,188)
Total long-term debt	1,751,869	1,753,855
Less current portion of debt	(228,967)	(291,111)
Add deferred finance costs, current portion	3,084	2,976

Total long-term portion, net of current portion and deferred finance costs	1,525,986	1,465,720

Schedule of Weighted-Average Interest Rate

Year ended December 31, 2017	3.47%
Year ended December 31, 2016	2.71%
Year ended December 31, 2015	2.30%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2017	New Loans	Prepaid	Repaid	Balance at December 31, 2017
Credit facility[1]	2004	179,384	70,135	—	30,391	8,150	31,594
Credit facility	2005	220,000	30,920	—	29,100	1,820	—
Credit facility	2006	371,010	171,010	—	—	20,000	151,010
Credit facility	2007	120,000	72,500	—	—	5,000	67,500
10-year term loan	2007	88,350	44,190	—	—	5,520	38,670
10-year term loan	2009	38,600	20,110	—	—	2,234	17,876
8-year term loan	2009	40,000	21,352	—	18,688	2,664	—
12-year term loan	2009	40,000	23,750	—	—	2,500	21,250
10-year term loan	2010	39,000	22,100	—	—	2,600	19,500
7-year term loan	2010	70,000	42,160	—	37,520	4,640	—
10-year term loan	2010	43,924	24,617	—	—	3,218	21,399
9-year term loan	2010	42,100	26,500	—	—	2,600	23,900
10-year term loan	2011	48,000	30,400	—	—	3,200	27,200
9-year term loan	2011	48,650	32,434	—	—	3,243	29,191
8-year term loan	2011	73,600	73,600	—	—	6,133	67,467
8-year term loan	2012	73,600	73,600	—	—	6,942	66,658
7-year term loan	2013	18,000	13,575	—	—	1,620	11,955
7-year term loan	2014	42,000	36,400	—	—	2,800	33,600
6-year term loan	2014	193,239	167,826	24,212	—	10,841	181,197
6-year term loan	2014	39,000	33,800	—	—	2,600	31,200
7-year term loan	2014	40,400	16,598	23,802	—	1,341	39,059
6-year term loan	2014	78,744	32,114	46,630	—	1,150	77,594
6-year term loan	2014	39,954	16,598	23,356	—	—	39,954
5-year term loan	2015	35,190	35,190	—	—	1,955	33,235
7-year term loan	2015	35,190	35,190	—	—	2,199	32,991
7-year term loan	2015	39,900	36,273	—	—	3,627	32,646
5-year term loan	2015	82,775	77,602	—	—	10,347	67,255
6-year term loan	2015	46,217	41,595	—	—	4,622	36,973
8-year term loan	2015	73,500	39,200	34,300	71,200	2,300	—
7-year term loan	2015	44,800	43,200	—	—	3,200	40,000
12-year term loan	2016	309,824	251,199	42,630	625	19,269	273,935
2&5-year term loan	2016	60,000	60,000	—	35,994	11,200	12,806
5-year term loan	2016	33,104	32,180	—	—	5,092	27,088
4-year term loan	2016	18,125	18,125	—	—	3,625	14,500
7½-year term loan	2017	85,000	—	85,000	—	—	85,000
4-year term loan	2017	122,500	—	117,162	—	8,283	108,879

Total			1,766,043	397,092	223,518	176,535	1,763,082

[1] This credit facility includes a fixed interest rate portion amounting to $8,617 as at December 31, 2017.

Debt Principal Payments

Period/Year	Amount
2018	228,084
2019	256,775
2020	257,857
2021	357,573
2022	201,838
2023 and thereafter	460,955

1,763,082